Discontinued Operations - Summary of Major Classes of Line Items Constituting Net Loss from Discontinued Operations (Details) - Discontinued Operations [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
GoodWheat [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost of revenues	$ 0	$ (349)	$ (691)	$ (1,126)
Research and development	0	(267)	(400)	(1,323)
Gain on sale of property and equipment	0	(2)	65	11
Selling, general and administrative	0	(1,126)	(2,067)	(6,274)
Net loss from discontinued operations	0	(1,476)	(2,721)	(7,836)
GoodWheat [Member] | Product
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 0	$ 268	372	876
Co-packing business, Saavy Naturals, ProVault and Soul Spring Body Care Brands [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost of revenues			0	(314)
Research and development			0	0
Gain on sale of property and equipment			0	0
Selling, general and administrative			0	(864)
Net loss from discontinued operations			0	(821)
Co-packing business, Saavy Naturals, ProVault and Soul Spring Body Care Brands [Member] | Product
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue			$ 0	$ 357